Summary of Significant Accounting Policies - Schedule of Disaggregates Revenue by Transferal of Services (Details)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Schedule of Disaggregates Revenue by Transferal of Services [Line Items]
Total revenues	$ 276,936,030	¥ 183,669,326	¥ 142,102,834
Less: business taxes and surcharges	(327,171)	(585,431)	(476,291)
Services transferred at a point in time [Member]
Schedule of Disaggregates Revenue by Transferal of Services [Line Items]
Total revenues	603,819	2,226,771	2,208,203
Services transferred over time [Member]
Schedule of Disaggregates Revenue by Transferal of Services [Line Items]
Total revenues	$ 276,659,382	¥ 182,027,986	¥ 140,370,922